Discontinued Operations - Cash Flows Attributed to the Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash (used in) provided by operating activities from discontinued operations	$ (2,593)	$ 22,912
Net cash provided by (used in) investing activities from discontinued operations	421,774	(6,562)
Net cash used in financing activities from discontinued operations	(102,849)	(7,705)
Change in cash during the year from discontinued operations	316,332	8,645
Repayments of the U.S. multi-family credit facility	262,335	434,775
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Repayments of the U.S. multi-family credit facility	$ 109,890	$ 6,000